Employee Benefits - Expected Benefit Payments to Retirees (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2019	$ 2,771
2020	1,796
2021	1,578
2022	1,526
2023	1,500
2024-2028	5,008
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
2019	1,086
2020	1,113
2021	1,130
2022	1,135
2023	1,137
2024-2028	$ 5,689